Investments in Joint Ventures and Associates - Schedule of Investments in Joint Ventures and Associates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Investments in subsidiaries, joint ventures and associates [abstract]
Beginning balance	€ 1,745	[1]	€ 1,712
Additions	151		120
Disposals	(1)		(211)
Share in net income	214		210		€ 161
Share in changes in equity (note 30.6)	8		8
Dividend	(120)		(94)
Net exchange difference	2		4
Other	(16)		(5)
Ending balance	1,983		1,745	[1]	1,712
At January 1	327	[1]	308
Additions	39		23
Disposals			(1)
Share in net income	12		6		11
Share in changes in equity (note 30.6)	4		2
Impairment losses	(7)		(1)
Dividends	(10)		(3)
Net exchange difference	(1)		(8)
Other	0
At December 31	€ 363		€ 327	[1]	€ 308

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.